Share-based Compensation - Summary of Restricted Stock Unit Activity (Details) - 2021 Plan - Restricted Stock Units (RSUs)	6 Months Ended
	Jun. 30, 2026 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	4,371,152
Ordinary shares, Granted | shares	12,719,026	[1]
Ordinary shares, Vested | shares	(3,115,726)	[2]
Ordinary shares, Forfeited | shares	(196,143)
Restricted Stock Units, Performance adjustments | shares	(572,597)	[3]
Ordinary shares, Nonvested Ending Balance | shares	13,205,712
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 16.18
Weighted Average Grant Date Fair Value, Granted | $ / shares	6.99	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	11.88	[2]
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	10.23
Weighted Average Grant Date Fair Value, Performance adjustment | $ / shares	0	[3]
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 8.42

[1]	Represents RSUs and PRSUs granted based on performance target achievement of 100%
[2]	Represents the total number of shares vested during the period. Common shares issued, as presented within the unaudited condensed consolidated statement of shareholders' equity, are net of shares withheld for taxes. The total grant date fair value of units vested was $37,156.
[3]	Represents the adjustment to the number of PRSUs based on actual performance compared to target.